Private Placement Warrants and Unvested Founder Shares	12 Months Ended
Dec. 31, 2020
Private Placement Warrants and Unvested Founder Shares
Private Placement Warrants and Unvested Founder Shares

10.   Private Placement Warrants and Unvested Founder Shares

In connection with the execution of the Merger Agreement, Churchill and the Insiders entered into a Sponsor Agreement. Pursuant to the terms of the Sponsor Agreement, 12,404,080 of the founder shares and 4,800,000 Private Placement Warrants were unvested as of October 8, 2020 and will revest at such time as, during the 4‑year period starting on October 8, 2021 and ending on October 8, 2025, the closing price of our Class A common stock exceeds $12.50 per share for any forty (40) trading days in a sixty (60) consecutive day period. Such founder shares and Private Placement Warrants that do not re-vest on or before October 8, 2025 will be forfeited and cancelled.

With certain limited exceptions, the founder shares are not transferable, assignable or salable (except to our officers and directors and other persons or entities affiliated with the Sponsor and other permitted transferees, each of whom will be subject to the same transfer restrictions) until April 8, 2022. The 4,800,000 Private Placement Warrants that vest are not transferable, assignable or salable (except to our officers and directors and other persons or entities affiliated with the Sponsor and other permitted transferees, each of whom will be subject to the same transfer restrictions) until they re-vest, and not before April 8, 2022.

In the event of an “Acquiror Sale” defined by the Sponsor Agreement as (i) a purchase, sale, exchange, business combination or other transaction in which the equity securities of the acquiror, its successor or the surviving entity of such business combination or other transaction are not registered under the Securities Exchange Act of 1934, or listed or quoted for trading on a national securities exchange or (ii) a sale, lease, exchange or other transfer in one transaction or a series of related transactions of all or substantially all of the acquiror’s assets to a third party that is not an affiliate of the Sponsor, changes based on the acquiror price. If the Acquiror Price is less than $10 per share, no founder shares or vesting Private Placement Warrants will vest; if the Acquiror Price exceeds $12.50 per share, all founder shares or vesting Private Placement Warrants will vest; and if the Acquiror Price is between $10 per share and $12.50 per share, the number of founder shares or vesting Private Placement warrants that vest will be determined based on linear interpolation between such share price levels. The remaining founder shares and vesting Private Placement warrants will be forfeited and cancelled for no consideration.

The Company classifies the Private Placement Warrants and unvested founder shares as a liability on its consolidated balance sheets as these instruments are precluded from being indexed to our own stock given the terms allow for settlement that does not meet the scope of the fixed-for-fixed-exception in ASC 815.

Each Private Placement Warrant and unvested founder share is initially recorded at fair value on date of consummation of the Transactions using an option pricing model, and it is subsequently re-measured to fair value at each subsequent reporting date.

As of October 8, 2020, the fair value of the Private Placement Warrants and unvested founder shares was $56.0 million and $86.0 million, respectively. As of December 31, 2020, the fair value of the Private Placement Warrants and unvested founder shares is $44.5 million and $62.1 million, respectively. From the consummation of the Transactions to December 31, 2020, and primarily as a result of the decrease in the price of the Company's Class A common stock over that period, the fair value of the Private Placement Warrants and the unvested founder shares decreased by $11.5 million and $23.9 million, respectively and the corresponding gain is recognized within change in fair value of Private Placement Warrants and unvested founder shares in the consolidated statements of (loss) income and comprehensive (loss) income.